TAXES ON INCOME (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income before taxes on income	$ 76,132	$ 62,041	$ 23,625
InMode Ltd. [member]
Income before taxes on income	72,712	59,320	22,049
Subsidiaries outside Israel [Member]
Income before taxes on income	$ 3,420	$ 2,721	$ 1,576